Associates and Joint Ventures - Equity Method Investment of Associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Investments accounted for by the equity method at period start	€ 77
Translation differences and other comprehensive income (loss)	(2,602)	€ (5,094)	€ 3,176
Investments accounted for by the equity method at period end	68	77
Associates and Joint Ventures
Disclosure of associates [line items]
Investments accounted for by the equity method at period start	77	76
Additions	5	8
Disposals	(4)
Translation differences and other comprehensive income (loss)	2	(1)
Income (loss)	4	5	(5)
Dividends	(14)	(11)
Transfers and others	(2)
Investments accounted for by the equity method at period end	€ 68	€ 77	€ 76